SHARE-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 64,939	$ 88,898	$ 108,571
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	6,389	9,615	11,319
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	16,101	24,625	30,662
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 42,449	$ 54,658	$ 66,590